Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	CSUN
Entity Registrant Name	CHINA SUNERGY CO., LTD.
Entity Central Index Key	0001396247
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	267,287,253

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 209,478,864	$ 106,468,070
Restricted cash	84,434,680	84,988,128
Accounts receivable, net of allowance for doubtful accounts of $3,213,378 and $15,869,894 in 2010 and 2011, respectively	152,285,987	65,580,727
Advanced to suppliers	5,418,925	8,503,484
Amounts due from related parties	634,058	42,577,666
Inventories	43,977,417	72,334,967
Project assets	9,203,936
Deferred tax assets	6,416,008	3,940,863
VAT tax receivables	39,910,040	17,868,203
Income tax receivable	2,604,397
Prepaid expense and other current assets	6,984,968	5,334,618
Total current assets	561,349,280	407,596,726
Property, plant and equipment, net	164,535,473	111,628,940
Prepaid land use rights	23,359,916	11,041,807
Intangible assets, net	4,838,946	7,625,671
Goodwill		14,806,586
Deferred tax assets	17,598,302	3,118,252
Restricted cash-collateral account	1,654,240	18,521,580
Convertible senior notes issuance cost	980,683	2,610,744
Amount due from related parties	29,621,962
Other long-term assets	5,969,825	1,128,404
TOTAL ASSETS	809,908,627	578,078,710
Current liabilities:
Short-term bank borrowings	286,887,593	139,529,915
Current portion of long term borrowing	35,328,572
Accounts payable	47,720,422	51,645,593
Notes payable	56,206,154	31,633,620
Amounts due to related parties	57,609,521	2,462,954
Accrued payroll and welfare	4,296,061	6,141,538
Accrued expenses and other current liabilities	9,740,666	8,146,193
Deferred tax liability	786,358	654,026
Income tax payable		6,162,196
Total current liabilities	498,575,347	246,376,035
Long-term debt	125,438,845	30,199,160
Collateral account payable	1,654,240	18,521,580
Deferred tax liability	1,045,435	1,683,527
Convertible senior notes	27,500,000	44,000,000
Accrued warranty cost	14,763,321	8,630,604
Other liabilities	1,845,025	1,858,985
Total liabilities	670,822,213	351,269,891
Commitments and contingencies (Note 18)
Equity:
Ordinary share (par value $0.0001; 463,247,600 shares authorized, 267,287,253 shares issued and outstanding as of December 31, 2010 and 2011)	26,729	26,729
Additional paid-in capital	185,366,825	185,475,047
Retained earnings (accumulated deficit)	(81,006,405)	13,286,290
Accumulated other comprehensive income	34,699,265	28,020,753
Total equity	139,086,414	226,808,819
TOTAL LIABILITIES AND EQUITY	$ 809,908,627	$ 578,078,710

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 15,869,894	$ 3,213,378
Ordinary share, par value	$ 0.0001	$ 0.0001
Ordinary share, shares authorized	463,247,600	463,247,600
Ordinary share, shares issued	267,287,253	267,287,253
Ordinary share, shares outstanding	267,287,253	267,287,253

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Sales	$ 566,291,755	$ 517,219,177	$ 284,865,369
Cost of sales	(564,474,123)	(424,916,666)	(268,252,069)
Gross profit	1,817,632	92,302,511	16,613,300
Selling and marketing expenses	(19,148,678)	(5,466,805)	(2,920,337)
General and administrative expenses	(41,182,119)	(17,518,189)	(24,517,431)
Research and development expenses	(6,718,265)	(3,345,644)	(4,381,060)
Goodwill impairment loss	(14,806,586)
Total operating expenses	(81,855,648)	(26,330,638)	(31,818,828)
Income (loss) from operations	(80,038,016)	65,971,873	(15,205,528)
Interest expense	(23,458,361)	(9,065,363)	(7,719,301)
Interest income	2,505,432	1,161,685	1,632,550
Changes in fair value of derivatives	(5,173,903)	2,919,710	8,019,632
Other income (expense), net	(1,899,809)	(3,686,488)	2,100,591
Income (loss) before income taxes	(108,064,657)	57,301,417	(11,172,056)
Tax benefit (expense)	13,771,962	(5,567,162)	902,709
Net income (loss)	(94,292,695)	51,734,255	(10,269,347)
Net income (loss) per share:
Basic	$ (0.39)	$ 0.22	$ (0.04)
Diluted	$ (0.39)	$ 0.21	$ (0.04)
Shares used in computation:
Basic	240,701,253	240,545,811	239,366,840
Diluted	240,701,253	262,009,223	239,366,840
Third parties
Sales	556,121,653	250,957,135	202,520,261
Cost of sales	(556,741,244)	(214,299,556)	(190,124,637)
Related parties
Sales	10,170,102	266,262,042	82,345,108
Cost of sales	$ (7,732,879)	$ (210,617,110)	$ (78,127,432)

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $)	Total	Ordinary shares	Additional paid-in capital	Subscription receivable	Retained earnings (accumulated deficit)	Accumulated other comprehensive income	Noncontrolling interest	comprehensive income (loss)
Beginning Balance at Dec. 31, 2008	$ 176,809,929	$ 26,777	$ 184,010,248	$ (405,313)	$ (28,178,618)	$ 21,057,815	$ 299,020
Beginning Balance (in shares) at Dec. 31, 2008		267,766,443
Cancellation of restricted shares (in shares)		(479,190)
Cancellation of restricted shares	(479)	(48)	(431)
Share-based compensation	1,327,033		1,327,033
Net income (loss)	(10,269,347)				(10,269,347)			(10,269,347)
Foreign currency adjustment	150,535					150,535		150,535
Acquisition of non-controlling interest	(299,020)						(299,020)
Ending Balance at Dec. 31, 2009	167,718,651	26,729	185,336,850	(405,313)	(38,447,965)	21,208,350		(10,118,812)
Ending Balance (in shares) at Dec. 31, 2009		267,287,253
Share-based compensation	543,510		543,510
Net income (loss)	51,734,255				51,734,255			51,734,255
Others			(405,313)	405,313
Foreign currency adjustment	6,812,403					6,812,403		6,812,403
Ending Balance at Dec. 31, 2010	226,808,819	26,729	185,475,047		13,286,290	28,020,753		58,546,658
Ending Balance (in shares) at Dec. 31, 2010		267,287,253
Share-based compensation	(108,222)		(108,222)
Net income (loss)	(94,292,695)				(94,292,695)			(94,292,695)
Foreign currency adjustment	6,678,512					6,678,512		6,678,512
Ending Balance at Dec. 31, 2011	$ 139,086,414	$ 26,729	$ 185,366,825		$ (81,006,405)	$ 34,699,265		$ (87,614,183)
Ending Balance (in shares) at Dec. 31, 2011		267,287,253

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ (94,292,695)	$ 51,734,255	$ (10,269,347)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization	20,600,715	12,842,241	10,275,173
Bad debt provision	12,267,390	1,021,669	7,332,039
Share-based compensation	(108,222)	543,510	1,327,033
Loss from disposal of property, plant and equipment	1,211,206	120,048	553,478
Impairment losses	14,806,586		824,676
Loss (gain) on changes in fair value of derivatives		(2,919,710)	(8,019,632)
Gain on repurchase of convertible senior notes	(7,440,000)		(2,155,000)
Amortization of convertible senior notes issuance cost and share-lending arrangement	1,630,061	1,000,395	1,393,248
Others	(223,638)		(25,613)
Changes in operating assets and liabilities:
Accounts receivable	(99,447,828)	(3,475,821)	(13,770,289)
Amounts due from related parties	12,321,646	(20,253,111)	(3,519,348)
Advanced to suppliers	3,084,559	(168,096)	7,187,824
Inventories	28,256,976	(23,504,393)	36,479,538
Project assets	(9,203,936)
Prepaid expenses and other current assets and VAT tax receivable	(23,692,187)	(6,726,868)	7,693,484
Other long term assets	(4,841,421)
Deferred tax assets	(17,460,955)	(777,610)	(902,709)
Accounts payable	17,775,265	7,297,823	7,122,380
Amount due to related parties	47,037,344	6,197,471	(12,509,362)
Advances from customers	(436,535)	797,265	(491,938)
Accrued expenses and other liabilities	6,418,822	6,468,454	(625,061)
Deferred other income	209,678	(163,787)	1,199,203
Income tax payable	(8,766,593)	6,344,771
Prepaid land use rights and intangible assets	(12,618,645)	(5,626,346)	(134,759)
Net cash provided by (used in) operating activities	(112,912,407)	30,752,160	28,965,018
Investing activities:
Acquisition of subsidiaries		(46,048,500)
Cash assumed upon acquisition		15,964,351
Purchases of property, plant and equipment	(60,676,805)	(14,630,862)	(9,887,686)
Subsidy received from local government to purchase plant and equipment			25,613
Proceeds from disposal of PPE	26,933
Change in restricted cash	553,448	(7,102,851)	6,722,087
Net cash used in investing activities	(60,096,424)	(51,817,862)	(3,139,986)
Financing activities:
Repurchase of convertible senior notes	(9,060,000)		(1,845,000)
Acquisition of noncontrolling interest			(299,020)
Cancellation of restricted shares			(479)
Proceeds from short-term bank borrowings	587,785,523	133,567,729	130,986,537
Proceeds from long-term bank borrowings	204,792,588	30,199,160
Repayment of short-term bank borrowings	(522,582,754)	(168,391,955)	(125,864,004)
Net cash provided by (used in) financing activities	260,935,357	(4,625,066)	2,978,034
Effect of exchange rate changes on cash and cash equivalents	15,084,268	8,304,136	251,937
Net increase (decrease) in cash and cash equivalents	103,010,794	(17,386,632)	29,055,003
Cash and cash equivalents at the beginning of the year	106,468,070	123,854,702	94,799,699
Cash and cash equivalents at the end of the year	209,478,864	106,468,070	123,854,702
Supplemental disclosure of cash flow information:
Interest paid, net of interest capitalized	23,157,984	6,674,234	6,334,495
Income taxes paid	12,455,586	1,580,299
Supplemental disclosure of non-cash investing activities:
Restricted cash collateral received in connection with share-lending arrangement	(16,867,340)	(1,949,640)	2,968,770
Purchase of property, plant and equipment included in accounts payable	8,699,797	5,827,699	289,414
Major assets acquired and liabilities assumed upon acquisition:
Accounts receivable (net)		45,124,386
Amount due from related parties		78,365,265
Inventories		30,023,910
Other current Assets (excluding cash acquired)		45,077,777
Property, plant and equipment (net)		10,255,200
Account payables		44,997,729
Amount due to related parties		74,737,639
Other current liabilities		$ 77,981,754

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Sunergy Co., Ltd. (the “Company” or "China Sunergy Cayman") was incorporated under the laws of the Cayman Islands on August 4, 2006. The Company and its subsidiaries (collectively referred to as the "Group”) are principally engaged in the design, development, manufacturing and marketing of solar cells and modules in the People’s Republic of China (the “PRC”) and overseas markets.

As of December 31, 2011, the Company’s subsidiaries include the following entities:

		Date of
		Incorporation	Percentage of
Subsidiaries' Name	Principal Activities	or acquisition	Ownership	Place of Incorporation

China Sunergy Co., Ltd.	Investment Holding	January 27, 2006	100%	British Virgin Islands
("China Sunergy BVI")
China Sunergy (Hong Kong) Co.,Limited	Investment Holding	December 7, 2007	100%	Hong Kong
("Sunergy Hong Kong")
China Sunergy Europe Gmbh	Marketing Service	November 27, 2007	100%	Germany
China Sunergy (Nanjing) Co., Ltd.
("Sunergy Nanjing")	Solar cells manufacturing	August 2, 2004	100%	PRC
China Sunergy (Shanghai) Co., Ltd.
("Sunergy Shanghai")	Solar cells manufacturing	November 1, 2007	100%	PRC
CEEG (Shanghai) Solar Science Technology Co., Ltd
("SST")	Modules manufacturing	November 1, 2010	100%	PRC
CEEG (Nanjing) Renewable Energy Co., Ltd
("NRE")	Modules manufacturing	November 1, 2010	100%	PRC
China Sunergy (US) Clean Tech Inc	Sales & Marketing service April 8, 2011		100%	US
China Sunergy Trading (Hong Kong)
Co., Limited	Trading	May 4, 2011	100%	Hong Kong
China Sunergy (Yangzhou) Co., Ltd	Solar cell
	Manufacturing and R&D	June 30, 2011	100%	PRC
China Sunergy Luxembourg S.A	Photovoltaic project's
	Engineering & sales	August 5, 2011	100%	Luxembourg

On November 1, 2010, Sunergy Nanjing acquired all equity interests of SST and NRE. See Note 3 "Business acquisitions" for details.

In 2011, the Group established China Sunergy Luxembourg S.A. through acquisition of a shell company and began entering into arrangements to develop commercial solar power systems (“project assets”). The details of the project assets are discussed in Note 2(h).

SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

(b)	Basis of consolidation

The consolidated financial statements include the assets, liabilities, revenues and expenses of the Group. All significant intercompany transactions and balances have been eliminated on consolidation.

(c)	Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the consolidated financial statements include valuation allowances of deferred tax assets, contingent liability relates to outstanding legal proceedings, inventory valuation, purchase commitment, allowance on accounts receivable and supplier advances, provision of warranty costs, assumptions used in calculating the fair value of an embedded derivative in a long-term purchase contract and foreign exchange forward contracts, forfeiture rate of options, purchase price allocations and the useful lives for property, plant and equipment, intangible assets and impairment of intangible assets and goodwill.

(d)	Cash and cash equivalents and restricted cash

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

Restricted cash represents bank deposits for securing letters of credit, bank promissory notes and bank guarantees that are not available for use in operations.

(e)	Fair value of financial instruments

Assets and liabilities that are recorded at fair value on a recurring basis reflect fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability. The Company applies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

·    Level 1 — Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

·    Level 2 — Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

·    Level 3 — Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group measures fair value using valuation techniques that use, when possible, current market-based or independently-sourced market parameters, such as interest rates and currency rates.

(f)	Account Receivables and Allowance for Doubtful Accounts

Trade receivables are recognized and carried at the original transaction amount less an allowance for doubtful accounts. The Group maintains allowances for doubtful accounts for uncollectible accounts receivables. Estimates of anticipated losses from doubtful accounts are based on days past due, historical collection and other factors.

(g)	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined using the weighted-average method.

The Group estimates excess and slow moving inventory based upon assumptions of future demands and market conditions. If actual market conditions are less favorable than projected by management, additional inventory write-downs may be required.

(h)	Project assets

Project assets consist primarily of costs relating to solar power projects in various stages of development that are capitalized prior to the sale of the solar power project. These costs include modules and development costs.

Project assets consisted of the following at December 31, 2011:

Years ended December 31,
2011
Project assets – Module cost	$3,643,086
Project assets – Development	$5,560,850
Total	$9,203,936

The Group reviews project assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. In determining whether or not the project assets are recoverable, the Company considers a number of factors, including changes in environmental, ecological, permitting, or regulatory conditions that affect the project. Such changes may cause the cost of the project to increase or the selling price of the project to decrease.

(i)	Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation and amortization. Depreciation and amortization are provided on a straight-line basis over the following estimated useful lives:

Buildings	20 years
Machinery	10 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years
Leasehold improvements	over the shorter of the lease term
or their estimated useful lives

Costs incurred in constructing new facilities, including progress payments and other costs related to construction, are capitalized and transferred to property, plant and equipment on completion, at which time depreciation commences. Interest cost incurred and capitalized in respect of construction of new facilities amounted to $1,074,430, $115,748 and $1,290,561 for the years ended December 31, 2009, 2010 and 2011, respectively.

(j)	Prepaid land use rights

Prepaid land use rights are recorded at cost and are charged to income statement ratably over 50 years, according to the term of the land use right agreement.

(k)	Intangible assets, net

Intangible assets consist primarily of customer relationships acquired in business combinations and are amortized on a straight line basis. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets are recognized and measured at fair value upon acquisition.

(l)	Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the identifiable assets less liabilities acquired. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group completes a two-step goodwill impairment test. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Management performs its annual goodwill impairment in November.

In 2011, the Group fully impaired the goodwill of $14.8 million based on the annual goodwill impairment test results. No impairment of goodwill was recorded in 2009 or 2010.

(m)	Impairment of long-lived assets

The Group evaluates its long-lived assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

The Group identified certain long-lived assets that were no longer actively used due to obsolete technology or poor physical conditions as of December 31, 2009. Such assets were determined to be impaired, and an impairment charge of $824,676 was recorded in general and administrative expenses in the consolidated statement of operations. There was no impairment charge recognized during the years ended December 31, 2010 or 2011.

(n)	Derivative financial instruments

The Group enters into certain long-term supply contracts that may contain embedded derivatives that need to be bifurcated if the terms of the contracts are neither denominated in the functional/local currency of either of the contracted parties nor in the currency such goods are routinely denominated in international commerce. The Group accounts for such embedded derivatives at fair value and records the change in the statement of operations.

The Group entered into certain foreign exchange forward contracts to protect against volatility of future cash flows caused by the changes in foreign exchange rates associated with sales contracts denominated in Euro or U.S. dollar. The Group recognizes all derivative instruments as either assets or liabilities at fair value in the consolidated balance sheets. The derivatives do not qualify for hedge accounting and, as a result, the changes in fair value of the derivatives are recognized in the statement of operations.

(o)	Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

(p)	Revenue recognition

Sales of solar cells and modules are recorded when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable, and collectability is reasonably assured. Delivery is considered to have occurred when the risks, rewards and ownership of the products are transferred from the Group to its customers. The majority of the Group’s sales contracts include the shipping terms Free on Board ("FOB") and Cost, Insurance and Freight ("CIF"). Based on the nature of these shipping terms, the Group’s obligation to deliver has been fulfilled when the goods pass over the ship's rail at the named port of shipment which is specified in each contract.

Customers do not have any general rights of return, but may be allowed to exchange for goods that are not defective for a 30 to 45 day period. The Group has recorded the estimated replacement costs, which have been immaterial for all periods, in cost of revenue upon recognition of revenue. A portion of the Group's sales to domestic customers require the customers to prepay before delivery has occurred. Such prepayments are recorded as advances from customers in the consolidated balance sheets until delivery has occurred. A majority of the Group’s contracts with overseas customers are written such that the customer takes title and assumes the risks and rewards of ownership of the products upon shipment. Accordingly, the Group recognizes revenue upon documentary evidence of shipment, assuming all other criteria have been met.

(q)	Buy-and-sell arrangements

In 2009 and 2010, the Group enters into arrangements wherein the Group purchases raw material silicon wafers and sells poly silicon or solar cells to the same counterparties. These arrangements are to maintain the quantity and quality of our silicon wafer supply, which are a key input into the production of solar cells.

In 2011, the Group entered into an arrangement whereby the Group sells solar wafers or solar cells, to a third party, and purchases finished goods, including solar cells or solar modules from this third party. The group entered into this transaction in order to ensure the quality of the finished goods it was purchasing.

Based on the substance of the arrangements, the Group records such transactions at the market value.

Transactions under buy-and-sell arrangement are as follows:

	Years ended December 31,
	2009	2010	2011
	$	$	$
Sell:
Polysilicon	17,253,185	12,962,514	-
Solar wafer	-	-	1,126,939
Solar cell.	-	1,078,520	2,409,196
Purchase:
Solar wafer	69,823,276	62,506,786	-
Solar cell	-	-	6,562,641
Solar module	-	-	12,523,974

(r)	Cost of revenue

Cost of revenue includes production and indirect costs, as well as warranty costs.

(s)	Research and development

Research and development costs are expensed when incurred.

(t)	Advertising expenses

Advertising costs are expensed as incurred. The Group incurred advertising costs amounting to $425,750, $795,162 and $1,756,612 for the years ended December 31, 2009, 2010 and 2011, respectively.

(u)	Shipping and handling cost

Shipping and handling cost for products sold are expensed as incurred and included in sales and marketing expense. The Group incurred shipping and handling cost amounting to $395,420, $1,109,010 and $4,172,910 for the years ended December 31, 2009, 2010 and 2011, respectively.

(v)	Warranty cost

Solar modules are typically sold with up to 25 year warranty against specified declines in the initial minimum power generation capacity at the time of sale. In addition, the Group provided warranty for solar modules against defects in materials and workmanship for a period of five years or ten years from the date of sale.

The Group currently accrues for all product warranties on a cumulative basis, based on its best estimate to date. The Group estimates the cost of warranties to be approximately 1.0% of solar module sales and include that amount in cost of revenues. The Group make such estimate based on a number of factors including; i) the nature of the warranties provided, which are consistent with industry practice, ii) actual claim expenses incurred, iii) internal testing results, and iv) other assumptions that affect estimates of warranty costs, including industry data for warranty claim activities and academic research. The Group acknowledges that such estimates require significant judgment and the Group will continue to analyze its claim history, academic research and internal testing results and the performance of its products compared to the Company's competitors in determining the adequacy of warranty accruals. An increase or decrease of 0.1% accrual rate, applicable to sales of solar module, would have resulted in a corresponding increase or decrease in warranty expense of $0.6 million for the year ended December 31, 2011.

The movement of the Group's accrued warranty costs is summarized below:

	Years ended December 31,
	2009	2010	2011
	$	$	$
Beginning balance	363,664	513,459	8,630,604
Increase due to acquisition of SST & NRE	-	6,376,107	-
Addition	149,795	1,741,038	6,233,291
Claimed	-	-	(100,574)
Ending balance	513,459	8,630,604	14,763,321

(w)	Government grants

Government grants are recognized when received and all the conditions for their receipt have been met. Government grants are recognized as income in the period in which the related expenditures are recorded. Capital grants for the acquisition of equipment are recorded as a liability until earned and then offset against the related capital assets.

(x)	Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“US dollar”). Monetary assets and liabilities denominated in currencies other than the US dollar are translated into US dollar at the rates of exchange in effect at the balance sheet dates. Transactions dominated in currencies other than the US dollar during the year are converted into US dollar at the applicable rates of exchange prevailing when the transactions occur. Transaction gains and losses are recorded in the statements of operations.

The financial records of the Group’s subsidiaries are maintained in their local currencies. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenue, expenses, gains and losses are translated at the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the statements of equity.

(y)	Comprehensive income (loss)

Comprehensive income (loss) includes all changes in equity except those resulting from investments by owners and distributions to owners and is comprised of net income (loss) and foreign currency translation adjustments.

(z)	Foreign currency risk

The functional currency of the Group’s subsidiaries which operate in the PRC is Renminbi (“RMB”). The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group's aggregate amount of cash and cash equivalents and restricted cash denominated in RMB amounted to USD equivalent of $153,240,564 and $182,448,391 at December 31, 2010 and 2011, respectively.

(aa)	Concentration of credit risk

Financial instruments that potentially expose the Group to significant concentrations of credit risk consist principally of cash and cash equivalents, accounts receivable and advance to suppliers. The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality.

The Group performs ongoing credit evaluations of customers and suppliers and generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and advances and factors surrounding the credit risk of specific customers and suppliers.

	Years ended December 31,
	2009	2010	2011
	$	$	$

Opening balance	(1,105,733)	(7,386,030)	(3,213,378)
Addition due to acquisition	-	(374,776)	-
(Addition)/reversal	(7,332,039)	(1,240,666)	(12,267,390)
Write-off	1,081,363	5,996,375	86,052
Effect of exchange rate change in foreign currency	(29,621)	(208,281)	(475,178)
Ending balance	(7,386,030)	(3,213,378)	(15,869,894)

Details of the non-related customers accounting for 10% or more of total revenue are as follows:

Name of Customer	Years ended December 31,
	2009	2010	2011

Company A	11%	*	*

* Less than 10%

Accounts receivable from customers accounting for 10% or more of total gross accounts receivable are as follows:

Name of Customer	At December 31,
	2010	2011

Company A	21%	*
Company B	13%	*
Company C	*	13%
Company D	*	10%

* Less than 10%

(bb)	Net income (loss) per share

Basic income (loss) per share is computed by dividing income (loss) attributable to holders of ordinary shares by the weighted-average number of ordinary shares outstanding during the year. Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Generally, ordinary share equivalents are excluded from the computation in loss periods as their effects would be anti-dilutive.

For the years ended December 31, 2009, 2010 and 2011, the Group had securities which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted earnings (loss) per share as their effects would have been anti-dilutive. Such outstanding securities consist of the following:

	Years ended December 31,
	2009	2010	2011
Outstanding options and restricted shares	2,408,172	965,214	676,744
Assumed conversion of convertible senior notes	21,463,411	-	13,414,632
Total	23,871,583	965,214	14,091,376

The following table sets forth the computation of basic and diluted income per share for the periods indicated:

	Years ended December 31,
	2009	2010	2011
Net income (loss) attributable to ordinary shareholders- for the calculation of basic income (loss) per share	$(10,269,347)	$51,734,255	$(94,262,695)
Interest expense of convertible senior notes	$-	$3,090,395	$-

Net income (loss) attributable to ordinary shareholders- for the calculation of diluted income (loss) per share	$(10,269,347)	$54,824,650	$(94,292,695)

Weighted–average ordinary shares outstanding- for the calculation of basic income (loss) per share	239,366,840	240,545,811	240,701,253
Assumed conversion of convertible senior bonds	-	21,463,412	-

Weighted–average ordinary shares outstanding- for the calculation of diluted income (loss) per share	239,366,840	262,009,223	240,701,253

Net income (loss) per share:
Basic	$(0.04)	$0.22	$(0.39)
Diluted	$(0.04)	$0.21	$(0.39)

(cc)	Share-based compensation

The Group recognizes the services received in exchange for awards of equity instruments based on the grant-date fair value of the award as determined by the Binomial option pricing model, net of estimated forfeitures. The estimated compensation cost is recognized using the straight-line method over the period the recipient is required to provide services per the conditions of the award. See Note 16, “Share Based Compensation”, for further details.

(dd)	Recently issued accounting pronouncements

In May 2011, the Financial Accounting Standards Board (the "FASB") issued Accounting Standards Update ("ASU") 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"). ASU 2011-04 amended the FASB Accounting Standards Codification 820, Fair Value Measurements and Disclosures ("ASC 820") to converge the fair value measurement guidance in U.S. generally accepted accounting principles ("GAAP") and International Financial Reporting Standards ("IFRSs"). Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change particular principles in ASC 820. In addition, ASU 2011-04 requires additional fair value disclosures. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and should be applied prospectively. The Group does not expect that ASU 2011-04 will have a significant impact on its consolidated results of operations or financial position.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income ("ASU 2011-05"). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity and requires an entity to present items of net income, other comprehensive income and total comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 ("ASU 2011-12"). ASU 2011-12 defers the effective date of the changes in ASU 2011-05 that relate to the presentation of reclassification adjustments for each component of other comprehensive income in both net income and other comprehensive income. The amendments in the ASU's do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 and ASU 2011-12 are both effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and must be applied retrospectively. The Group will be required to adopt ASU 2011-05 and ASU 2011-12 no later than the quarter beginning January 1, 2012. As the ASUs require additional presentation only, there will be no impact to the Group's consolidated results of operations or financial position.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment ("ASU 2011-08"). ASU 2011-08 gives an entity the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. Previous guidance required an entity to test goodwill for impairment by first comparing the fair value of a reporting unit with its carrying amount. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Group will be required to adopt ASU 2011-08 as of January 1, 2012 and does not expect that ASU 2011-08 will have a significant impact on its consolidated results of operations or financial position.

BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2011
BUSINESS ACQUISITIONS
3.	BUSINESS ACQUISITIONS

On November 1st, 2010, Sunergy Nanjing acquired all of equity interests of CEEG (Shanghai) Solar Science & Technology Co., Ltd. ("SST") and CEEG (Nanjing) Renewable Energy Co., Ltd. ("NRE"), both of which were related parties at the time of such transactions, from China Electric Equipment Group Co., Ltd., or CEEG, an entity controlled by Board Chairman Mr. Tingxiu Lu, and Sundex Holdings Limited, a company not affiliated with the Group, at a total consideration of approximate $46 million. SST and NRE integrate the research and development, production, sales and servicing of solar modules, with total annual production capacities of 480MW as of December 31 2010. The acquisitions facilitate the implementation of corporate strategy to expand into downstream solar power business, including solar module and solutions businesses.

The following table summarizes the consideration paid for SST and NRE and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date, as well as the fair value of recognized intangible assets at the acquisition date:

Consideration	Amount
$

Total consideration paid in cash	46,048,500

Recognized amounts of identifiable assets acquired and Liabilities assumed

		Amortization
	Amount	Period
	$	Years
Current Assets	214,555,689
Liabilities assumed	(204,093,228)
Property, plant and equipment	10,255,200	5-10 years
Land use right	4,784,260	47.7 years
Order backlog	44,852	0.17 years
Customer relationship	8,073,439	3.00 years
Goodwill	14,806,586
Deferred tax liabilities	(2,378,298)
Total consideration	46,048,500

The goodwill of $14.8 million arising from the acquisition consists largely of the enhanced capabilities of expanding into end user market by the vertical integration.

The amount of SST and NRE's revenue and loss included in the Group's consolidated statements of operations for the year ended December 31, 2010 were $22,849,337 and

$1,097,111, respectively.

The following table summarizes unaudited pro forma results of operation for the year ended December 31, 2009 and 2010 assuming that all acquisitions occurred as of January 1, 2009. The pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of January 1, 2009.

	Years ended December 31,
	2009	2010
	$	$
	(Unaudited)	(Unaudited)
Pro forma revenue	365,990,923	690,988,454
Pro forma income (loss)	(1,577,665)	55,402,319
Pro forma income (loss) per share:
Basic	(0.01)	0.23
Diluted	(0.01)	0.21

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
4.	INVENTORIES

Inventories consist of the following:

	At December 31,
	2010	2011
	$	$

Raw materials	23,836,616	11,022,409
Work-in-process	10,020,361	4,438,970
Finished goods	38,477,990	28,516,038
Inventories	72,334,967	43,977,417

As of December 31, 2010 and 2011 inventories were written down by $2,539,538 and $7,765,270, to reflect the lower of cost or market adjustments.

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
5.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	At December 31,
	2010	2011
	$	$

Buildings	13,114,990	23,904,165
Plant and machinery	109,859,842	127,386,626
Furniture, fixtures and equipment	7,567,318	9,931,517
Motor vehicles	1,046,898	1,268,321
	131,589,048	162,490,629
Less: Accumulated depreciation	(36,325,568)	(52,848,331)
	95,263,480	109,642,298
Construction in process	16,365,460	54,893,175
Property, plant and equipment, net	111,628,940	164,535,473

Depreciation expense was $9,984,187, $12,068,824 and $17,513,454 for the years ended December 31, 2009, 2010 and 2011, respectively.

PREPAID LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2011
PREPAID LAND USE RIGHTS, NET
6.	PREPAID LAND USE RIGHTS, NET

	At December 31,
	2010	2011
	$	$

Prepaid land use rights, cost	11,642,644	24,261,289
Less: Accumulated amortization	(600,837)	(901,373)
Prepaid land use rights, net	11,041,807	23,359,916

In 2011, the Group prepaid $12.6 million for a land use right in Yangzhou, Jiangsu Province, for its planned future expansion of its solar cell manufacturing capacity.

Amortization expense was $149,525, $169,248 and $300,536 for the year ended December 31, 2009, 2010 and 2011.

In 2012, 2013, 2014, 2015 and 2016, the Group will record annual amortization expense of approximately $630,894.

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET
7.	INTANGIBLE ASSETS, NET

	At December 31,
	2010	2011
	$	$

Customer relationships	8,073,439	8,073,439
Order backlog	44,852	44,852
Others	4,485	4,485
	8,122,776	8,122,776
Less: Accumulated amortization	(497,105)	(3,283,830)
Total	7,625,671	4,838,946

Intangible assets were acquired in 2010 through the business acquisition (see Note 3), and amortization expense was $497,105 and $2,786,725 for the year ended December, 2010 and 2011, respectively. The amortization expense will be $2,639,967 and $2,198,979 in 2012 and 2013, respectively.

BANK BORROWINGS	12 Months Ended
Dec. 31, 2011
BANK BORROWINGS
8.	BANK BORROWINGS

	At December 31,
	2010	2011
	$	$

Short-term bank borrowings	139,529,915	286,887,593
Current portion of long-term borrowings	-	35,328,572
Long-term bank borrowings	30,199,160	125,438,845
Total	169,729,075	447,655,010

The Group's short-term bank borrowings have annual average interest rates of 5.33% and 6.65% in year 2010 and 2011, respectively. These loans represent borrowings of the Group from various financial institutions. Each of these borrowings has a term of one year, and expires at various times throughout the year.

The Group's long-term bank borrowings have annual average interest rates of 3.51% and 5.55% in year 2010 and 2011, respectively. These loans represent borrowings of the Group from the Import and Export Bank of China and China development bank, with a term of two to six years, which would expire between 2013 and 2017.

The short-term bank borrowings were guaranteed by:

At December 31,
	2010	2011
	$	$

CEEG, Jiangsu CEEG Electrical Equipment Manufacturing
Co., Ltd and Group chairman Mr. Tingxiu Lu	128.4 million	76.7 million
Bank of Nanjing and China Electric Equipment Group Co., Ltd.	-	31.7 million
China Electric Equipment Group Co., Ltd and Jiangsu Xinde
Asset Management Co., Ltd.	-	20.6 million
Jiangsu Xinde Asset Management Co., Ltd.	-	9.3 million
Land use right and machinery's mortgage	-	3.6 million
Fixed deposit pledge	-	11.1 million
Total	128.4 million	153.0 million

The Group’s long-term bank borrowings were guaranteed by:

At December 31,
	2010	2011
	$	$

Jiangsu CEEG Electrical Equipment Manufacturing
Co., Ltd. and Group chairman Mr. Tingxiu Lu	30.2 million	-
Bank of Nanjing and China Electric Equipment Group Co., Ltd.	-	39.7 million
Land use right and machinery's mortgage	-	46.2 million
Construction in progress's mortgage	-	9.5 million
Total	30.2 million	95.4 million

The Group has short term credit facility of $827.3 million from various banks to facilitate its purchase of raw materials, of which $311.7 million were withdrawn with $515.6 million available to use as of December 31, 2011. The bank facility has no restrictions as to the use of such facility and contains no financial covenants. Those short-term credit facilities are renewable annually upon mutual agreement between the parties.

The Group has a six-year credit facility of $60.9 million from China Development Bank to facilitate its new 200MW cell production lines, of which $49.8 million were withdrawn with $11.1 million available to use as of December 31, 2011.

DERIVATIVES FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
DERIVATIVES FINANCIAL INSTRUMENTS
9.	DERIVATIVES FINANCIAL INSTRUMENTS

As of December 31, 2009, the derivative liability related to a long-term supply contract for silicon was extinguished due to the termination of such supply contract on September 9, 2009 and resulted in a gain of $7.6 million for the year ended December 31, 2009, which has been recorded as “Change in fair value of derivatives” in the consolidated statements of operations. The fair value measurement of embedded derivative for long-term purchase contract was classified as level 3 measurement as its valuation involved significant inputs that were not observable in the market.

The Group recorded a loss of $0.4 million, a gain of $2.9 million and a loss of $5.2 million relating to foreign exchange forward contracts that did not qualify for hedge accounting for the years ended December 31, 2009, 2010 and 2011, respectively. As of December 31, 2009, 2010 and 2011, the Group had outstanding foreign exchange forward contracts with notional amount of $8.6 million, $15.2 million and $2.6 million, respectively, with estimated fair value of $0.3 million, $0.4 million and $0.2 million, respectively. These forward contracts are recorded in prepaid expense and other current assets on the consolidated balance sheet and the gain (loss) is recorded in changes in fair value of derivatives on the consolidated statements of operations.

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENT
10.	Fair value measurement

Recurring change in fair value

As of December 31, 2010 and 2011, information about inputs into the fair value measurements of the Group's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurements at December 31, 2010
	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign exchange forward contract	$427,740		$427,740

	Fair Value Measurements at December 31, 2011
	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign exchange forward contract	$249,139		$249,139

Non-recurring change in fair value

As of December 31, 2011, the Group fully impaired the goodwill balance of $14.8 million based on the annual impairment test result. The Group had no other assets or liabilities remeasured at fair value on a non-recurring basis during the current year.

Valuation techniques and classification

The following is a description of the fair value techniques used for instruments measured at fair value as well as the general classification of such instruments pursuant to the valuation hierarchy described above.

Foreign exchange forward contract: Quoted prices in active markets for identical assets are not available. The term of the forward contracts held by the Group is less than one year. Main inputs for these short-term forward contracts include foreign exchange rates, which are observable and can be obtained from third party professional pricing sources. These fair value measurements are classified as level 2.

The fair value measurement for goodwill is classified as Level 3 measurement. Determining the appropriate fair value model and calculating the fair value of these instruments requires the input of significant estimates and assumptions, some of which are unobservable. The estimates and assumptions include business assumptions, terminal value and discount rate etc.

As of December 31, 2011, the carrying amounts of accounts receivable, advances to suppliers, accounts payable, notes payable, advance from customers, amount due from (to) related parties and short-term borrowings approximated their fair values due to their short-term nature.

The carrying amount of the Group's outstanding convertible notes was US$44 million and US$27.5 million in 2010 and 2011, and the estimated fair value of this debt was US$18.5 million and US$3.0 million as of December 31, 2010 and 2011, respectively, which was estimated using market quotes.

The fair value estimates presented above are based on pertinent information available to management as of December 31, 2010 and 2011, respectively. Although management is not aware of any factors that would significantly affect these fair value estimates, such amounts have not been comprehensively revalued for purposes of these financial statements since those dates, and current estimates of fair value may differ significantly from the amounts presented.

CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE SENIOR NOTES
11.	Convertible Senior Notes

On July 1, 2008, the Company issued US$54.5 million aggregate principal amount (includes USD 4.5 million from exercise of over-allotment option in full) of Convertible Senior Notes (“Convertible Notes” or “Notes”) due June 15, 2013, with an interest rate of 4.75% per annum, payable in arrears semi-annually on June 15 and December 15, beginning December 15, 2008.

Conversion

Each $1,000 principal amount of the Notes will initially be convertible into 27.10 American Depository Shares, or ADSs (each ADS representing 18 ordinary shares), par value $.0001 per share at a conversion price of $36.9, subject to adjustment. The Notes are convertible into a number of ADSs equal to the conversion rate, at any time prior to the close of business on the third business day immediately preceding the maturity date. Securities may be converted only in denominations of USD 1,000 principal amount and integral multiples thereof.

If Notes are converted in connection with a fundamental change, then the conversion rate of the Notes being converted shall be increased by an additional number of ADSs. The conversion rate, including any additional ADSs added to the conversion rate in connection with a fundamental change, will not exceed 32.52 ADSs (equal to a conversion price of USD30.75 per ADS). Such maximum conversion rate will be appropriately adjusted for anti-dilution conversion rate adjustments.

Redemption

In the event of a fundamental change, holders have the option to require the Company to repurchase the entire principal amount of these Notes, or the portion thereof (which is $1,000 or an integral multiple thereof), at the fundamental change Repurchase Price, together with accrued interest to, but excluding the repurchase date.

In the Event of Default, the Trustee by notice to the Company or the Holders of at least 25% in principal amount of the Notes then outstanding by notice to the Company and the Trustee, may declare the Notes to be due and payable. Upon such declaration, the principal of, and accrued and unpaid interest (including any additional amounts) on all Notes shall be due and payable immediately.

Issuance costs for the Convertible Notes amounted to $4.3 million, and are being amortized through interest expense over the beneficiary period from July 2008 to June 2013, using the effective interest rate method. These capitalized costs are reported as deferred assets in Convertible bond issuance cost, and $1.0 million and $0.7 million and $1.1 million was amortized for the year ended December 31, 2009 and 2010 and 2011, respectively.

Share Lending Agreement

Concurrent with this offering, 1,477,000 ADSs were borrowed by an affiliate of the initial purchaser of the notes pursuant to an ADS lending agreement, and offered in a transaction registered under the Securities Act. This is designed to facilitate short sales and/or privately negotiated derivative transactions by which investors may elect to hedge their investments in the Convertible Notes.

The purpose of the arrangement, entered into with a third-party financial institution, was to provide potential investors with a means by which they could hedge their long-term exposure to the Group's equity underlying the conversion option. The Group has not received any significant cash from this arrangement, with the exception of cash collateral received from the counterparty which is included in the "restricted cash-collateral account" balance on our consolidated balance sheet.

The Loaned Shares must be returned to the Group by the earliest of (a) the maturity date of the Notes, June 15, 2013, (b) upon the Group's election to terminate the Share Lending Agreement at any time after the later of (i) the date on which the entire principal amount of the Notes ceases to be outstanding, and (ii) the date on which the entire principal amount of any additional convertible securities that the Group has in writing consented to permit the ADS Borrower to hedge under the Share Lending Agreement ceases to be outstanding, in each case, whether as a result of conversion, redemption, repurchase, cancellation or otherwise; and (c) the termination of the Share Lending Agreement. The Group is not required to make any payment to the underwriter of the Notes ("Underwriter") or the ultimate holder of the Notes ("the ADS Borrower") upon the return of the Loaned Shares.

The Underwriter has agreed to post collateral in cash, having a market value equal to at least 100% of the market value of the Loaned Shares during the term of the Share Lending Agreement. Otherwise, the Group can demand that the Underwriter transfer to the collateral agent, a deposit equal to 100% of the market value of the Loaned Shares to the Collateral Account, no later than the second following business day. The collateral agent will promptly give the Group a statement setting forth the Market Value of all Collateral upon the Group’s reasonable request and the Group has the right to audit the Market Value of all Collateral.

The collateral agent is required to deliver to the Group any interest, distributions or dividends on the date of such interest, distribution or dividends are received. The Underwriter has agreed not to vote the Loaned Shares to the extent it is the shareholder of record. An ADS Borrower has the ability to vote without restriction.

A nominal lending fee of US$0.0018 per ADS was received from the ADS borrower for the use of the borrowed ADSs. The ADS Borrower will be required to return the borrowed ADSs pursuant to the ADS lending agreement by the scheduled maturity date of the notes in June 2013. The loaned ADS were accounted for as being reflected at their par value in the common stock line item of the Group’s balance sheet, with an offsetting reduction of additional paid in capital.

The Group used the proceeds from the issuance of the Convertible Notes for expansion of production capacity, for enhancement of research and development, and for general corporate purposes.

The Group has accounted for the Share Lending Agreement as the issuance of a written call option to the ADS Borrower for the fair value of the associated ADSs. The Group has recorded the call option at fair value, given the Group has no economic benefit associated with the issuance of the call option. The fair value of the call option upon issuance and subsequently is immaterial.

Although legally issued, the Group has not considered the Loaned Shares issued for accounting purposes. As a result, any cash collateral, to the extent posted by the ADS Borrower, is not considered attributable to the issuance of shares. To the extent cash collateral is posted, the Group recorded the cash as an asset on its balance sheet with an offsetting liability recorded to reflect the collateral receipt as the proceeds of a borrowing. The cash collateral posted as of December 31, 2010 and 2011 is $18.5 million and $1.7 million which is recorded as a long-term asset under restricted cash collateral account with an offsetting long term liability recorded in collateral accounts payable as of December 31, 2010 and 2011.

As of December, 31, 2011, the fair value of outstanding loaned shares was $1.7 million. As the loaned shares are not considered issued for accounting purposes, they were excluded from the number of outstanding ordinary shares used in calculating earnings (loss) per share.

The total issuance costs associated with the share-lending arrangement was $1.9 million with the unamortized balance of $0.3 million as of December 31, 2011. The amortization of the issuance costs was $0.4 million, $0.3 million and $0.5 million for the years ended December 31, 2009, 2010 and 2011, respectively.

In 2009 and 2011, the Group conducted open market repurchases of its Convertible Notes, and repurchased $4.0 million and $16.5million aggregate principal amount of the Convertible Notes for a total cash consideration of $1.8 million and $9.1 million, respectively. As a result, the Group realized a net gain of $2.2 million and $7.4 million and recorded as other income in 2009 and 2011, respectively..

MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2011
MAINLAND CHINA CONTRIBUTION PLAN
12.	Mainland China contribution plan

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' salaries. The total contribution for such employee benefits was $2.5 million, $3.7 million and $6.1 million for the years ended December 31, 2009, 2010 and 2011, respectively.

PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2011
PROFIT APPROPRIATION
13.	PROFIT APPROPRIATION

Pursuant to laws applicable to entities incorporated in the PRC, PRC subsidiaries such as Sunergy Nanjing, Sunergy Shanghai, SST and NRE, are prohibited from distributing their statutory capital and must make appropriations from PRC GAAP after-tax profit to other non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end); the appropriation to the other fund are at PRC subsidiaries' discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends, loans or advances to the Company. Due to a net loss in 2009 and 2011, PRC subsidiaries made no appropriation to other non-distributable reserve funds.

As a result of these PRC laws and regulations, PRC subsidiaries are restricted in its ability to transfer $165.1 million of their net assets to the Company in the form of dividends, loans or advances as of December 31, 2011.

OTHER (EXPENSE) INCOME, NET	12 Months Ended
Dec. 31, 2011
OTHER (EXPENSE) INCOME, NET
14.	OTHER (EXPENSE) INCOME, net

	Years ended December 31,
	2009	2010	2011
	$	$	$

Foreign currency exchange loss, net	(517,321)	(5,052,285)	(10,649,047)
Convertible bond repurchase gain	2,155,000	-	7,440,000
Government grants	25,613	153,871	565,076
Others	437,299	1,211,926	744,162
	2,100,591	(3,686,488)	(1,899,809)

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
15.	Income TAXES

Cayman Islands

China Sunergy Cayman is not subject to tax on income or capital gain according to the current laws of the Cayman Islands.

British Virgin Islands

China Sunergy BVI is not subject to tax on income or capital gain according to the current laws of the British Virgin Islands.

Hong Kong

Sunergy Hong Kong is subject to Hong Kong profit tax at a rate of 16.5% in 2009, 2010 and 2011. No Hong Kong profit tax has been provided as Sunergy Hong Kong has no assessable profit that was earned in or derived from Hong Kong in periods presented.

China Sunergy Trading (Hong Kong) Co., Limited was incorporated in May 2011 and is subject to Hong Kong profit tax at a rate of 16.5% in 2011.

PRC

Under the Law of the People's Republic of China on Enterprise Income Tax ("New EIT Law"), which was effective from January 1, 2008, both domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

Sunergy Nanjing, as a recognized High and New Technology Enterprise ("HNTE"), is entitled to a two-year exemption and three-year 50% reduction in EIT starting from 2006. Sunergy Nanjing renewed its certificate of HNTE in 2011, with a valid period from 2011 to 2013, and thus a 15% preferential tax rate is applied during the corresponding periods.

Sunergy Shanghai was established in November 2007 and its applicable EIT rate is 25%. Sunergy Shanghai did not have substantive operations and had incurred minimal non-operating related losses.

SST was acquired in November 2010, which obtained the certificate of HNTE in 2009, with a valid period from 2009 to 2011, and thus is eligible for a 15% preferential tax rate during the periods above.

NRE was acquired in November 2010 and its applicable EIT rate is 25%.

The Group has no uncertain tax positions as of December 31, 2010 and 2011 or unrecognized tax benefits which would favorably affect the effective income tax rate. The Group does not anticipate any significant increases or decreases to its liabilities for unrecognized tax benefits within the next 12 months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years.

The PRC is the primary tax jurisdiction in which the Company operates. As of December 31, 2011, the Company's PRC subsidiaries remain subject to tax examination by the PRC tax authorities for the tax years 2009 through 2011 on non-transfer pricing matters, and the tax years 2004 to 2011 on transfer pricing matters. There is no statute of limitations in the case of tax evasion.

The statute of limitations in Hong Kong is 6 years.

The provision for income taxes by tax jurisdictions for the years ended December 31, 2009, 2010 and 2011 is as follows:

	Years ended December 31,
	2009		2010		2011
	$		$		$

Income (loss) from operations before income tax:

PRC		(7,357,891)		61,183,507		(111,763,011)
Other jurisdictions		(3,814,165)		(3,882,090)		3,698,354
Total income (loss) before income tax		(11,172,056)		57,301,417		(108,064,657)

Current income tax expense:

PRC		-		(6,367,680)		(822,238)
Other jurisdictions		-		-		(2,866,755)
		-		(6,367,680)		(3,688,993)

Deferred income tax credit

PRC		902,709		800,518		17,460,955
Other jurisdictions		-		-		-
		902,709		800,518		17,460,955

Total income tax credit (expense)		902,709		(5,567,162)		13,771,962

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years ended December 31,
	2009	2010	2011

PRC statutory enterprise income tax rate	25.0%	25.0%	25.0%
Different tax rates in other jurisdictions	(6.2)%	3.9%	1.2%
Other non-deductible expense for tax purposes	(0.9)%	0.2%	(0.1)%
Effect of tax holiday	(8.1)%	(14.2)%	(4.9)%
Effect of future tax rate change	(0.5)%	(5.1)%	(1.6)%
50% additional deduction of R&D expense	1.6%	(0.2)%	0.8%
Change in valuation allowance	(2.5)%	(0.3)%	(3.4)%
Others	-	0.4%	(0.9)%
	8.4%	9.7%	16.1%

Gross tax exemption	$870,675	$8,154,413	$5,255,781
Tax holiday per share-basic	$0.00	$0.03	$0.02
Tax holiday per share-diluted	$0.00	$0.03	$0.02

The principal components of the deferred tax assets are as follows:

	At December 31,
	2010	2011
	$	$
Deferred tax assets:
Depreciation of property, plant and equipment	915,440	824,738
Warranty costs	2,157,651	3,564,779
Inventory write-down	627,580	1,449,722
Allowance for doubtful account	2,419,259	4,726,729
Tax losses carried forward	516,368	17,277,185
Fixed assets impairment	206,263	113,017
Others	732,922	268,087

Gross total deferred tax assets	7,575,483	28,224,257
Valuation allowances	(516,368)	(4,209,947)
Net deferred tax assets	7,059,115	24,014,310

Analysis as:
Current	3,940,863	6,416,008
Non-current	3,118,252	17,598,302
Total deferred tax assets	7,059,115	24,014,310

	At December 31,
	2010	2011
	$	$
Deferred tax liabilities:
Derivative assets	(64,530)	(62,285)
Intangible assets	(2,273,023)	(1,769,508)
Total deferred tax liabilities	(2,337,553)	(1,831,793)

Analysis as:
Current	(654,026)	(786,358)
Non-current	(1,683,527)	(1,045,435)
Total deferred tax liabilities	(2,337,553)	(1,831,793)

The tax losses carry forwards arising from year 2011 of the Group are approximately $76.4 million, mainly for SST, NRE, Sunergy Nanjing and will expire in 2016.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes.

Based upon the projections for future taxable income over the periods in which the deferred tax assets are realizable, the Group believes it is more-likely-than-not that Sunergy Nanjing and SST will realize the benefits of those deductible differences, and as such, no valuation allowances as of December 31, 2011 have been provided. The amount of the deferred tax assets considered to be realizable, however, could be reduced in the near term if estimates of future taxable income during the tax loss carry forward periods are reduced.

Based on the current profit, projected future profitability, and other available evidence, the Group believes it is more-likely-than-not that NRE, Sunergy Hong Kong and Sunergy Shanghai will not realize the deferred tax assets resulted from the tax loss carried forward in the future periods.  Thus, appropriately $3.5 million valuation allowance was provided for NRE and a full valuation allowances are provided for the deferred tax assets of Sunergy Hong Kong and Sunergy Shanghai.

In accordance with the New EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group plans to indefinitely reinvest the undistributed earnings of the Company's PRC subsidiaries. As of December 31, 2011, the Company's PRC subsidiaries have an accumulated deficit of $76.4 million. Upon distribution of any future earnings in the form of dividends or otherwise, the Company would be subject to the then applicable PRC tax laws and regulations.

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
16.	SHARE-bASED COMPENSATION

Prior to January 1st, 2008, pursuant to the company's Share Incentive Plan which allows the Company to offer share incentive awards to employees, officers, directors, individual consultants or advisors who rendered services to the Group, 2,500,000 options were authorized and 2,050,900 options were granted, which generally vest over four years and have a 10-year contract term.

On January 10, 2008, under the Share Incentive Plan, the Company further granted options to purchase 716,226 ordinary shares to certain employees at an exercise price of US$1.283 per share.

On February 5, 2008, the shareholders granted approval for its Second Share Incentive Plan (the “Second Plan”). The Second Plan is open to members of the China Sunergy Board, as well as employees and consultants as determined by the Compensation Committee of the Board. The maximum number of shares that may be issued pursuant to the Second Plan is 4,190,748. The Company granted 2,397,301 and 1,078,785 restricted common shares to its then CEO and CFO on the same day, which vest one third annually over the following three years.

On January 9, 2009, the Group granted options to purchase 260,002 and 80,640 ordinary shares to certain employees at an exercise price of US$1.283 and US$0.7 per share, respectively. The options expire ten years from the date of grant, with one-fourth of the options vesting on each of the following four grant date anniversaries. At the same date, the Group also granted options to purchase 100,002 ordinary shares to a consultant at an exercise price of US$0.7 per share. The shares subject to the option was vested on the December 31, 2009 and is exercisable within 5 years from the date the option is vested.

In 2010 and 2011, the Group did not grant any additional options to employees.

The Group recorded $1,327,033, $543,510 and ($108,222) as compensation expense (reversal) for the years ended December 31, 2009, 2010 and 2011, respectively.

The Group records share-based compensation based on the grant date fair value of the option. The weighted average grant-date fair value of options granted during year 2008 and 2009 was $1.20 and $0.22 per share, respectively, computed using the binomial option-pricing formula that uses the assumptions noted below. Expected volatilities are based on the average volatility of comparable companies with the time period commensurate with the expected time period. The Group uses historical data to estimate option exercise and employee termination within the pricing formula. The contractual life of the option is 6 to 10 years. The risk-free rate for periods within the contractual life of the option is based on the yield of US Treasury Bond.

2009

Average risk-free rate of return	1.51% ~ 2.40%
Contractual life of the option	6 ~10 years
Volatility rate	84%
Dividend yield	0%

A summary of the option activities is follows:

	Number of Options	Weighted average exercise price	Weighted average remaining contract term	Aggregate intrinsic value

Outstanding at January 1, 2011	965,214	$1.223
Forfeited	(288,470)	$1.283

Outstanding at December 31, 2011	676,744	$1.197	5.84	$-

Options vested or expected to vest at December 31, 2011	575,513	$1.182	5.68	$-

Options exercisable at December 31, 2011	568,709	$1.180	5.67	$-

As of December 31, 2011, the unrecognized compensation expense related to unvested share-based compensation was immaterial.

RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS AND BALANCES
17.	RELATED PARTY TRANSACTIONS AND BALANCES

Related party balances

Amounts due from related parties:	Years ended December 31,
	2010	2011
	$	$

Trade related balances	42,577,666	29,640,303
Non-trade related balance	-	615,717
Amounts due from related parties	42,577,666	30,256,020

Trade related balances pertain to receivables and prepayments in respect of sales and inventory acquisition or land use right purchases from related parties with common ultimate investors. Details with such parties are as follows:

	At December 31,
Name of related party	2010	2011
	$	$

CEEG (Nanjing) Semiconductor Co., Ltd.	3,359,847	23,824,464
CEEG (Nanjing) Special Transformer Co., Ltd.	5,230,447	5,815,839
China Electric Equipment Group Co., Ltd.	326	-
CEEG Nanjing International Trade Co., Ltd.	29,178,994	-
CEEG (Nanjing) Solar Research Institute	4,808,052	-
	42,577,666	29,640,303

In 2011, the non-trade related balance of $615,717 pertains to the electric charge that the Group paid on behalf of CEEG (Nanjing) Semiconductor Co., Ltd and welfare charge that the Group paid on behalf of China Electric Equipment Group (Hong Kong) Co., Limited.

Amounts due to related parties:	At December 31,
	2010	2011
	$	$

Trade-related balance	1,365,206	56,970,793
Non-trade related balance	1,097,748	638,728
Amounts due to related parties	2,462,954	57,609,521

Trade related balances pertain to payables and pre-collected amounts in respect of rental, inventory purchases and sales to/from related parties with common ultimate investors. Details of trade related balances with such parties are as follows:

	At December 31,
Name of related party	2010	2011
	$	$

CEEG (Nanjing) Special Transformer Co., Ltd.	36,239	234,770
China Electric Equipment Group Co., Ltd.	182,644	109,699
China Electric Equipment Group (Hong Kong) Co., Limited	19,167	5,619
Jiangxi Jingde Semiconductor New Material Co., Ltd.	168,518	-
Eco Energy S.r.l.	894,813	902,482
CEEG (Jiangsu) Limited	55,180	1,859
CEEG (Jiangsu) Insulative New Material Co.,Ltd.	8,645	11,640
CEEG (Nanjing) Semiconductor Co., Ltd.	-	55,704,724
	1,365,206	56,970,793

CEEG (Nanjing) Semiconductor Co., Ltd. (“CEEG Semi”) is a processor of ingot and wafers, with capacity of 20 MW per year. The Company purchased wafers from CEEG Semi beginning in 2009 and had an average monthly purchase quantity of 3 million pcs in 2011, which results the payable balance of $55.7 million as of December 31, 2011.

In 2010, the non-trade related balance pertains to the electric charge that China Electric Equipment Group Co., Ltd paid on behalf of the Group. In 2011, the non-trade related balance pertains to a payment that was collected on behalf of CEEG Nanjing International Trade Co., Ltd. from a third party.

Related party transactions

Other than as disclosed in Note 8, details of related party transactions are as follow:

sales to related parties with common ultimate investors:

Name of related party	Years ended December 31,
	2009	2010	2011
	$	$	$

CEEG Nanjing International Trade Co., Ltd.	-	15,234,153	4,682
*SST	54,921,565	121,455,630	-
CEEG (Nanjing) Solar Research Institute	688,835	6,564,291	10,113,561
*NRE	26,691,008	119,811,919	-
CEEG (Nanjing) Semiconductor Co., Ltd.	42,283	3,196,049	15,609
China Electric Equipment Group (Hong Kong) Co., Limited	1,417	-	36,250
	82,345,108	266,262,042	10,170,102

purchase of raw materials from related parties with common ultimate investors are as follows:

Name of related party	Years ended December 31,
	2009	2010	2011
	$	$	$

CEEG (Nanjing) Solar Research Institute	475	1,218,487	-
*SST	4,193,444	8,332,132	-
CEEG (Nanjing) Semiconductor Co., Ltd.	6,529,087	42,376,869	73,351,421
China Electric Equipment Group (Hong Kong) Co.,Limited	319,271	-	-
*NRE	227,919	625,604	-
Jiangxi Jingde Semiconductor New Material Co., Ltd.	2,169,476	10,724,422	-
CEEG(Jiangsu) Insulative New Material Co.,Ltd.	-	-	21,670
	13,439,672	63,277,514	73,373,091

* Prior to the acquisitions

In December 2010, NRE prepaid $5.6 million to CEEG (Nanjing) Special Transformer Manufacturing Co., Ltd. for purchase the right to use a parcel of land of approximately 77,565.4 square meters in Nanjing.

In February 2011, Sunergy Nanjing purchased equipment and technology services from CEEG (Nanjing) Solar Research Institute in the amount of approximately $0.8 million in connection with the building integrated photovoltaic system to be installed in the Group’s Nanjing facilities.

In March 2011, NRE purchased manufacturing site and ancillary premises of approximately 25,000 square meters from CEEG (Nanjing) Special Transformer Co., Ltd in the amount of approximately $8.0 million.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
18.	COMMITMENTS AND CONTINGENCIES

a)	Operating lease commitments

The Group has operating lease agreements principally for staff quarters and for warehouse premises in the PRC. Such leases have remaining terms generally within 48 months, and are renewable upon negotiation. Rental expense was $302,253, $820,175 and $ 2,086,451 for the years ended December 31, 2009, 2010 and 2011, respectively.

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2011 were as follows:

Twelve-month period ending December 31,
2012	$1,050,281
2013	$661,973
2014	$402,488
2015	$28,567
2016	$28,567
Over 5 years	$116,650
$2,288,526

b)	Purchase commitments

	At December 31,
	2009	2010	2011
	$	$	$
Commitments to purchase property, plant and equipment (1)	2,742,662	7,018,226	51,095,125
Commitments to purchase silicon raw materials (2)	-	6,070,617	1,314,053,548
	2,742,662	13,088,843	1,365,148,673

(1)	Future payment required for purchase of property, plant and equipment are as follows:

Twelve-month period ending December 31,
2012	$44,848,625
2013	$5,727,950
2014	$518,550
Total	$51,095,125

(2)	As of December 31, 2011, the Group had entered into certain long-term silicon procurement contracts, under which the Group agreed to purchase silicon wafers in an aggregate quantity of approximately 1,147 million pieces over the next five years at the price determined monthly.

Based on the prevailing market price as of December 31, 2011, future payments required under these long-term supply agreements are as follows:

Twelve-month period ending December 31,
2012	$204,218,444
2013	$246,593,344
2014	$287,133,584
2015	$288,054,088
2016	$288,054,088
Total	$1,314,053,548

c)	Contingencies

Dispute with Solarmax

On December 12, 2011, SolarMax Technology, Inc., or SolarMax, a corporation incorporated in California, U.S.A., filed a complaint in the Superior Court of the State of California County of Los Angeles against the Group. The complaint alleged a breach of contract and intentional misrepresentation in connection with solar modules purchased by SolarMax from the Group and sought compensatory and actual damages in excess of $20 million, punitive damages and attorneys’ fees and costs. China Sunergy (US) Clean Tech Inc. was served with a summons and complaint in January 2012. In February 2012, the Group filed a motion to compel arbitration through the China International Economic and Trade Arbitration Commission as required by the contract terms. On March 28, 2012, the parties entered into an agreement whereby plaintiff would voluntarily dismiss the complaint without prejudice in exchange for a mutual waiver of attorney fees and costs. On April 4, 2012 the request for dismissal was entered and the case has now been dismissed.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
19.	SEGMENT INFORMATION

The Group's chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Based on this assessment, the Group has determined that it operates in a single business segment that includes the design, development, and manufacture of solar cells and modules. The following table summarizes the Group's revenues generated from different geographic locations:

	Years ended December 31,
	2009	2010	2011
	$	$	$
Europe:
- Germany	67,119,945	28,200,774	57,314,051
- Italy	7,557,142	63,466,986	170,680,970
- Spain	2,742,703	19,171,470	4,432,090
- Belgium	-	11,850,788	46,114,145
- France	-	8,745,007	58,439,157
- Czech Republic and Slovakia	-	3,837,593	28,259,894
- Others	1,782,935	12,488,306	42,375,518
Europe total	79,202,725	147,760,924	407,615,825

PRC	185,176,939	330,377,693	38,086,463
India	1,657,445	-	49,415,452
South Korea	408,947	8,208,136	7,234
Australia	11,947,449	7,925,457	32,599,218
America	2,568,090	6,532,809	3,991,732
Others	3,903,774	16,414,158	34,575,831
Total net revenues	284,865,369	517,219,177	566,291,755

Substantially all the identifiable assets of the Group are located in the PRC.

ADDITIONAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE 1	12 Months Ended
Dec. 31, 2011
ADDITIONAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE 1

Additional information-financial statements schedule 1

china sunergy co., ltd.

Financial information for parent company

BALANCE SHEET

(In U.S. dollars, except for share data)

	December 31,
	2010	2011
	$	$

ASSETS
Current assets:
Cash	3,011,939	2,013,683
Restricted cash	11,250,000	-
Amount due from subsidiaries	95,636,800	96,937,218
Dividend receivable	15,827,573	-
Other receivables	308,378	107,620
Total current assets	126,034,690	99,058,521

Investments in subsidiaries	144,326,977	67,610,830
Restricted cash-collateral account	18,521,580	1,654,240
Convertible senior notes issuance cost	2,610,744	980,684
Total assets	291,493,991	169,304,275

Liabilities and equity:

Liabilities:

Other liabilities	2,163,592	1,063,621
Total current liabilities	2,163,592	1,063,621

Collateral account payable	18,521,580	1,654,240
Convertible senior notes payable	44,000,000	27,500,000
Total liabilities	64,685,172	30,217,861

Equity:
Ordinary shares (par value $0.0001; 463,247,600 shares authorized, 267,287,253 shares issued and outstanding as of December 31, 2010 and 2011)	26,729	26,729
Additional paid-in capital	185,475,047	185,366,825
Retained earnings (accumulated deficit)	13,286,290	(81,006,405)
Accumulated other comprehensive income	28,020,753	34,699,265
Total equity	226,808,819	139,086,414
TOTAL LIABILITIES AND EQUITY	291,493,991	169,304,275

china sunergy co., ltd.

Statement of operations

(In U.S. dollars)

	Year ended December 31,
	2009	2010	2011
	$	$	$

General and administrative expenses	(3,808,452)	(1,773,573)	(706,531)
Total operating expenses	(3,808,452)	(1,773,573)	(706,531)
Loss from operations	(3,808,452)	(1,773,573)	(706,531)
Interest expense	(3,577,417)	(3,090,395)	(3,794,996)
Interest income	2,307,727	815,331	755,895
Equity in gains (losses) of subsidiaries	(7,529,646)	55,539,477	(99,222,232)
Other income, net	2,338,441	243,415	8,675,169
Net income (loss)	(10,269,347)	51,734,255	(94,292,695)
Net income (loss) attributable to Company ordinary shareholders	(10,269,347)	51,734,255	(94,292,695)

china sunergy co., ltd.

Statement of cash flows

(In U.S. dollars)

	Year ended December 31,
	2009	2010	2011
	$	$	$

Operating activities:
Net income (loss) attributable to China Sunergy Co., Ltd.	(10,269,347)	51,734,255	(94,292,695)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in gains/losses of subsidiaries	7,529,646	(55,539,477)	99,222,232
Share-based compensation	1,327,033	543,510	(108,222)
Gain on repurchase of convertible senior notes	(2,155,000)	-	(7,440,000)
Amortization of convertible senior notes	1,393,248	1,000,395	1,630,060
Others	494,346	-	(223,637)

Changes in operating assets and liabilities:
Other receivables	36,484	(186,318)	200,758
Other liabilities	(1,168,212)	(367,258)	(876,334)
Amounts due from subsidiaries	-	3,704,375	(1,300,418)
Net cash provided by (used in) operating activities	(2,811,802)	889,482	(3,188,256)

Investing activity:
Amounts due from subsidiaries	(729,442)	-	-
Decrease in restricted cash	-	-	11,250,000
Net cash provided by (used in) investing activity	(729,442)	-	11,250,000

Financing activities:
Amounts due to subsidiaries	253,263	-	-
Cancellation of restricted shares	(479)	-	-
Payment of convertible senior notes repurchase	(1,845,000)	-	(9,060,000)
Net cash used in financial activities	(1,592,216)	-	(9,060,000)
Net increase in cash and cash equivalents	(5,133,460)	889,482	(998,256)
Cash and cash equivalents at the beginning of the year	7,255,917	2,122,457	3,011,939
Cash and cash equivalents at the end of the year	2,122,457	3,011,939	2,013,683

Supplemental disclosure of non-cash investing activities:
Restricted cash collateral received in connection with share-lending arrangement	2,968,770	(1,949,640)	(16,867,340)

Notes to Schedule 1

1) Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2) The condensed financial information of China Sunergy Co., Ltd. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.